Related Party Transactions - Narrative (Details) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 03, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Related Party Transaction [Line Items]
Net proceeds from borrowings transferred			$ 44,720,000	$ 49,176,000	$ 532,578,000
Archrock and Archrock Partners | Transition services agreement
Related Party Transaction [Line Items]
Selling, general and administrative expense		$ 200,000		700,000
Other income associated with services		$ 200,000		$ 1,300,000
Archrock
Related Party Transaction [Line Items]
Net proceeds from borrowings transferred	$ 532,600,000
Noncompetition provisions, term	3 years
Cash payment from EESLP following occurrence of qualified capital raise						$ 25,000,000.0
Selling, general and administrative expense					46,900,000
Supply agreement, initial term	2 years
Supply agreement, additional terms	1 year
Archrock | Sale of compressor units
Related Party Transaction [Line Items]
Costs of units treated as a reduction of parent equity					32,300,000
Archrock Partners
Related Party Transaction [Line Items]
Oil and gas product sales revenue from affiliates					154,300,000
Cost of sales					$ (141,900,000)